Note 21 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of changes in non-cash working capital [text block]
	Years ended December 31
	2025	2024
Accounts receivable	$(180)	$321
Prepaid expenses and deposits	8	104
Accounts payable and accrued liabilities	568	(15)
Deferred government grant	(43)	-
Changes in non-cash working capital	$353	$410

Disclosure of additional cash flows [text block]
	Years ended December 31
	2025	2024
Income taxes refunded	$(182)	$(193)
Income taxes paid	18	-
Income tax expense (recovery)	$(164)	$(193)